RELATED PARTY TRANSACTIONS (Schedule of Advertising Service Rendered and Equipment Sold to Related Parties) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Related Party Transaction [Line Items]
Advertising equipment purchases (sales), net	$ 383,157	$ 1,023,720	$ 1,103,495
Advertising equipment purchases from related parties	76,929	33,179	648,935
Hubei Mobile [Member]
Related Party Transaction [Line Items]
Advertising equipment purchases (sales), net			1,102
Jilin Mobile [Member]
Related Party Transaction [Line Items]
Advertising equipment purchases (sales), net			226
Ningbo Mobile [Member]
Related Party Transaction [Line Items]
Advertising equipment purchases (sales), net	188,409	254,931	296,040
Suzhou Mobile [Member]
Related Party Transaction [Line Items]
Advertising equipment purchases (sales), net	194,748
Shenzhen Deshan Yinshi Co., Ltd. ("Shenzhen Deshan") [Member]
Related Party Transaction [Line Items]
Advertising equipment purchases (sales), net		$ 768,789	$ 806,127